Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. COMMITMENTS AND CONTINGENCIES

The Company has contractual obligations and commitments primarily with regard to management and development services, lease arrangements and financing arrangements.

On October 14, 2021, the Company entered into a lease agreement for one Airbus A321 converted freighter. The ten-year lease term commenced on January 23, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 120 months, plus supplemental rent for maintenance of the aircraft.

On June 21, 2022, the Company entered into a lease agreement for one A321F cargo aircraft. The eight-year lease term commenced on August 1, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 94 months, plus supplemental rent for maintenance of the aircraft.

On July 29, 2022, the Company signed a lease agreement for one A321F cargo aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2024 and will run through 72 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

On December 14, 2022, the Company entered into a lease agreement for one A319 passenger aircraft. The two-year lease term commenced on August 18, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 24 months, plus supplemental rent for maintenance of the aircraft.

On January 27, 2023, the Company entered into a lease agreement for one A320 passenger aircraft. The six-year lease term commenced on April 21, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 72 months, plus supplemental rent for maintenance of the aircraft.

On May 22, 2023, the Company entered into a lease agreement for a commercial property warehouse. The five-year lease term commenced on June 1, 2023. Under the agreement, the Company will pay the lessor variable monthly rents increasing once every year for 62 months, plus estimated expenses for insurance, utilities, taxes, management fees and other operating expenses.

On June 16, 2023, the Company entered into a lease agreement for one A320 passenger aircraft. The four-year lease term commenced on November 13, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 48 months, plus supplemental rent for maintenance of the aircraft.

On August 8, 2023, the Company signed a lease agreement for an A320 passenger aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be between in 2024 and will run through the next heavy maintenance visit reached (estimated to be in February 2028) from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of aircraft equipment.

On September 8, 2023, the Company entered into a lease agreement for one A321F cargo aircraft. The eight-year lease term commenced on October 6, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 96 months, plus supplemental rent for maintenance of the aircraft.

On November 17, 2023, the Company signed a lease agreement for one A321 passenger aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2025 and will run through 24 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

On November 20, 2023, the Company entered into a lease agreement for one A320 passenger aircraft. The seven-year lease term commenced on February 9, 2024. Under the agreement, the Company will pay the lessor a fixed monthly rent for 86 months, plus supplemental rent for maintenance of the aircraft.

On December 22, 2023, the Company entered into a lease agreement for one A321F cargo aircraft. The ten-year lease commenced on March 8, 2024. Under the agreement, the Company will pay the lessor a fixed monthly rent for 120 months, plus supplemental rent for maintenance of the aircraft.

On January 19, 2024, the Company signed a lease agreement for one A320 passenger aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2024 and will run through 96 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

The Company reviewed the operating leases for extension options that may be reasonably certain to be exercised and then would become part of the right-of-use assets and lease liabilities. On December 21, 2022, and October 10, 2023, the Company signed extensions for two aircraft extending their lease terms for an additional 60 and 15 months from original ending date of June 1, 2023, and October 1,

2023, to May 31, 2028, and December 31, 2024, respectively. In addition, on March 27, 2024 an additional extension was signed to extend aircraft lease term for an additional 74 months from previous extended ending date of December 31, 2024 to February 28, 2031. Terms of extensions were agreed solely to grant the Company the right to use the asset for the related additional time including no changes in payment rent. As such, extension was accounted as a modification of lease in accordance with ASC 842 rather than as a new contract and the Company remeasured at modification date the following: Right-of-use asset, lease liability, discount rate, lease term and classification. In addition, as of March 31, 2024, the Company signed a lease agreement to convert one of its lease passenger aircraft with lease term ending on November 1, 2024, into an Aircraft Freighter at lessor's expense. The new lease is contingent on a successful conversion from induction date of November 1, 2024, and can take up to a year. Among terms agreed includes commitment fees paid to lessor and also no basic and supplemental rent shall be payable while the Aircraft undergoes conversion during the period commencing on the conversion induction date and ending on the conversion redelivery date. The Company expects to record a new lease on the acceptance of redelivery date, which is the date the lessee will have access to the leased asset.

The following table provides details of the Company's future minimum lease payments under finance lease liabilities and operating lease liabilities recorded in thousands on the Company's condensed consolidated balance sheets as of March 31, 2024. The table does not include commitments that are contingent on events or other factors that are currently uncertain or unknown.

	Finance Leases	Operating Leases
Remainder of 2024	$3,707	$17,247
2025	5,122	22,365
2026	5,122	20,694
2027	5,013	18,776
2028	4,384	14,072
2029 and thereafter	8,486	41,053
Total minimum lease payments	31,834	134,207
Less amount representing interest	11,082	46,219
Present value of minimum lease payments	20,752	87,988
Less current portion	2,160	12,311
Long-term portion	$18,592	$75,677

The table below presents information for lease costs related to the Company's finance and operating leases in thousands:

	For The Three Months Ended March 31,
	2024	2023
Finance lease cost
Amortization of leased assets	$330	$114
Interest of lease liabilities	309	93
Operating lease cost
Operating lease cost (1)	2,704	3,217
Total lease cost	3,343	3,424

(1)
Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.

The Company utilizes the rate implicit in the lease whenever it is easily determined. For leases where the implicit rate is not readily available, we utilize our incremental borrowing rate as the discount rate. The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	March 31, 2024	March 31, 2023
Weighted-average remaining lease term
Operating leases	6.69 years	6.30 years
Finance leases	6.60 years	5.95 years
Weighted-average discount rate
Operating leases	13.41%	11.63%
Finance leases	14.61%	12.14%

The table below presents cash and non-cash activities associated with our leases:

	Three Months Ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,073	$2,018
Financing cash flows from finance leases	231	111

On August 11, 2023 Global Crossing Airlines in combination with Top Flight Charters and its minority interest member filed a lawsuit in the United States District Court Southern District of Florida against Shorts Travel Management, Inc (Shorts) and STM Charters, Inc seeking to have an old non-solicit agreement signed by Top Flight's minority interest member to be declared invalid, that Shorts alleged trade secrets do not exist and sought damages arising from the Shorts defamation per se based on numerous false statements made by Shorts in the marketplace. On October 4, 2023 Shorts responded in court by denying the claims made and countersued all parties for breach of contract and theft of trade secrets. This case is currently in the discovery phase.

The Company is subject to various legal proceedings in the normal course of business and records legal costs as incurred. Management believes these proceedings will not have a materially adverse effect on the Company.

7. COMMITMENTS AND CONTINGENCIES

The Company has contractual obligations and commitments primarily with regard to management and development services, lease arrangements, and financing arrangements.

On January 13, 2023, the Company entered into a premium finance agreement with a financial institution to finance a 12-month hull insurance policy for its aircraft. The Company financed $3,636,783 of the total premium amount of $4,064,691 at a rate of 5.45% interest. The down payment of $430,358 was paid at time of signing.

On January 6, 2022, the Company entered into a premium finance agreement with a financial institution to finance a 12-month hull insurance policy for its aircraft. The Company financed $2,465,110 of the total premium amount of $3,103,325 at a rate of 2.38% interest. The down payment of $640,665 and the first monthly installment was paid at time of signing.

On August 11, 2023 Global Crossing Airlines in combination with Top Flight Charters and its minority interest member filed a lawsuit in the United States District Court Southern District of Florida against Shorts Travel Management, Inc (Shorts) and STM Charters, Inc seeking to have an old non-solicit agreement signed by Top Flight' minority interest member to be declared invalid, that Shorts alleged trade secrets do not exist and sought damages arising from the Shorts defamation per se based on numerous false statements made by Shorts in the marketplace. On October 4, 2023, Shorts responded in court by denying the claims made and countersued all parties for breach of contract and theft of trade secrets. This case is currently in the discovery phase

The Company is subject to various legal proceedings in the normal course of business and records legal costs as incurred. Management believes these proceedings will not have a materially adverse effect on the Company.